Debt and Capital Lease Obligations (VM Convertible Notes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Jun. 07, 2013	Apr. 30, 2008
Virgin Media Acquisition [Member]
Debt Instrument [Line Items]
Additional paid-in capital		$ (1,660,000,000)
VM Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt	$ 54,800,000		$ 1,000,000,000
Stated interest rate of debt			6.50%
Fair value of debt	113,700,000	2,716,800,000
Debt conversion amount	885,100,000
Debt conversion, principal amount	944,200,000
Debt Component [Member] | VM Convertible Notes [Member]
Debt Instrument [Line Items]
Fair value of debt		$ 1,056,800,000
Equity Component [Member] | VM Convertible Notes [Member]
Debt Instrument [Line Items]
Fair value of debt	998,800,000
Exchange Per $1000 Principal Amount [Member] | VM Convertible Notes [Member]
Debt Instrument [Line Items]
Debt conversion amount	910.51
Debt conversion, principal amount	$ 1,000
Class A Ordinary Shares [Member] | VM Convertible Notes [Member]
Debt Instrument [Line Items]
Shares issued upon conversion	13,100,000
Class A Ordinary Shares [Member] | Exchange Per $1000 Principal Amount [Member] | VM Convertible Notes [Member]
Debt Instrument [Line Items]
Shares issued upon conversion	13.4339
Class C Ordinary Shares [Member] | VM Convertible Notes [Member]
Debt Instrument [Line Items]
Shares issued upon conversion	9,800,000
Class C Ordinary Shares [Member] | Exchange Per $1000 Principal Amount [Member] | VM Convertible Notes [Member]
Debt Instrument [Line Items]
Shares issued upon conversion	33.4963